General (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 21, 2020	Jul. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net proceeds from IPO							$ 238
Accumulated deficits			$ (229,221)	$ (178,758)	(229,221)	$ (178,758)	(203,564)
Cash flows from operating activities			$ (10,453)	$ (7,870)	$ (22,779)	$ (17,320)	$ (37,930)
Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares sold (in shares)	15,333,334	8,000,050
Share price (in dollars per share)	$ 4.50	$ 5
Net proceeds from IPO	$ 63,860	$ 37,140
Issuance costs related to equity	$ 5,140	$ 3,110
Underwriters [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares sold (in shares)	2,000,000	1,050,000
Share price (in dollars per share)	$ 4.50	$ 5